March 1, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN.:	Ms. Deborah O’Neal-Johnson

Document Control – EDGAR

RE:	Columbia Funds Series Trust II

Columbia Absolute Return Currency and Income Fund

Columbia Asia Pacific ex-Japan Fund

Columbia Emerging Markets Bond Fund

Columbia Emerging Markets Opportunity Fund

Columbia Equity Value Fund

Columbia European Equity Fund

Columbia Global Bond Fund

Columbia Global Equity Fund

Columbia Multi-Advisor International Value Fund

Columbia Seligman Global Technology Fund

Post-Effective Amendment No. 82

File No. 333-131683/811-21852

Dear Ms. O’Neal-Johnson:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 82 (Amendment). This Amendment was filed electronically on February 28, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Katina A. Walker at (612) 671-6990.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.